Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 6 - Property and Equipment, Net

Property and equipment as of December 31, 2015 and 2014 was as follows:

		December 31,
	Life	2015	2014
Manufacturing equipment	3-5 years	$611,000	$599,000
Research equipment	5 years	37,000	37,000
Computer equipment	3-4 years	43,000	59,000
Furniture and fixtures	7 years	37,000	39,000
Property and equipment, gross		728,000	734,000
Less: accumulated depreciation		716,000	733,000
Property and equipment, net		$12,000	$1,000

Depreciation expense for each of the years ended December 31, 2015 and 2014 was approximately $1,000 and $6,000, respectively.